Pension, Savings, And Other Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Pension, Savings, And Other Employee Benefits [Abstract]
Schedule of Actuarial Assumptions Used In The Defined Benefit Pension Plan And Other Employee Benefit Plans
The actuarial assumptions used in the defined benefit pension plan and other employee benefit plans were as follows:

	Benefit Obligations			Net Periodic Benefit Cost
	2013	2012	2011	2013	2012	2011
Discount rate
Qualified pension	5.15%	4.35%	5.10%	4.35%	5.10%	5.70%
Nonqualified pension	4.70%	3.85%	4.75%	3.85%	4.75%	5.10%
Other nonqualified pension	4.05%	3.20%	4.40%	3.20%	4.40%	4.75%
Postretirement benefits	4.10% - 5.35%	3.80% - 4.55%	4.75% - 5.25%	3.80% - 4.55%	4.75% - 5.25%	5.25% - 5.95%
Expected long-term rate of return
Qualified pension/postretirement benefits	6.60%	6.05%	6.90%	6.05%	6.90%	8.00%
Postretirement benefit (retirees prior to January 1, 1993)	2.85%	3.93%	4.49%	3.93%	4.49%	5.20%
Rate of compensation increase (a)	N/A	4.10%	4.10%	N/A	4.10%	4.10%

(a) Due to the pension plan freeze as of December 31, 2012, the rate of compensation increase no longer applies to the qualified pension plan.

Schedule Of Assumed Health Care Cost Trend Rates Used In Other Employee Benefit Plan
The assumed health care cost trend rates used in the other employee benefit plan was as follows:

	2013 (a)		2012
Assumed health care cost trend rates on December 31	Participants under age 65	Participants 65 years and older	Participants under age 65	Participants 65 years and older

Health care cost trend rate assumed for next year	N/A	N/A	7.50%	7.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	N/A	N/A	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	N/A	N/A	2019	2019

(a)				Beginning in 2013, participants are no longer included in FHN's self-funded plan.

Schedule Of Health Care Cost Trend Rate Assumption Has A Significant Effect On The Amounts Reported
The health care cost trend rate assumption has a significant effect on the amounts reported. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(Dollars in thousands)	1% Increase	1% Decrease
Adjusted total service and interest cost components	$808	$772
Adjusted postretirement benefit obligation at end of plan year (a)	7,202	7,202

(a)	Due to the pension plan freeze on December 31, 2012, trend rate assumptions no longer have an impact on benefit obligation.

Schedule Of Components Of Net Periodic Benefit Cost
The components of net periodic benefit cost for the plan years 2013, 2012 and 2011 are as follows:

	Total Pension Benefits			Other Benefits
(Dollars in thousands)	2013	2012	2011	2013	2012	2011
Components of net periodic benefit cost
Service cost (a)	$63	$14,800	$15,358	$460	$467	$542
Interest cost	32,361	33,040	32,823	2,033	2,298	2,213
Expected return on plan assets	(34,946)	(39,813)	(46,885)	(816)	(915)	(1,188)
Amortization of unrecognized:
Transition (asset)/obligation	-	-	-	-	736	986
Prior service cost/(credit)	353	398	417	(299)	(9)	(9)
Actuarial (gain)/loss (b)	9,832	35,999	21,219	(171)	(488)	(1,057)
Net periodic benefit cost	7,663	44,424	22,932	1,207	2,089	1,487
ASC 715 curtailment/settlement expense (c)	370	1,231	-	-	-	-
ASC 715 special termination benefits	-	-	258	-	-	-
Total periodic benefit costs	$8,033	$45,655	$23,190	$1,207	$2,089	$1,487

(a)        2013 decline in total pension benefits service cost reflects the freeze of the pension plans effective December 31, 2012.

(b)        2013 decline in recognition of total pension benefits actuarial loss driven by the change in amortization term from the estimated average remaining service period of active employees to the estimated average remaining life expectancy of the remaining participants in conjunction with the freeze of the pension plans on December 31, 2012.

(c)        In 2013 and 2012, lump sum payments under the supplemental retirement plan triggered settlement accounting. In accordance with its practice, FHN performed a remeasurement of the plan in conjunction with the settlement and realized an ASC 715 settlement expense.

Schedule Of Plans' Benefit Obligations And Plan Assets
The following tables set forth the plans' benefit obligations and plan assets for 2013 and 2012:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2013	2012	2013	2012
Change in Benefit Obligation
Benefit obligation, beginning of year	$766,947	$670,056	$54,716	$45,868
Service cost (a)	63	14,800	460	467
Interest cost	32,361	33,040	2,033	2,298
Plan amendments	-	-	(10,678)	-
Actuarial (gain)/loss (b)	(78,617)	76,021	(7,237)	7,815
Actual benefits paid	(27,038)	(26,970)	(1,030)	(1,933)
Expected Medicare Part D reimbursement	-	-	200	201
Benefit obligation, end of year	$693,716	$766,947	$38,464	$54,716

Change in Plan Assets
Fair value of plan assets, beginning of year	$633,972	$575,790	$14,288	$14,615
Actual return on plan assets	28,699	78,172	2,659	1,266
Employer contributions	4,972	6,980	443	340
Actual benefits paid - settlement payments	(1,160)	(3,477)	(1,030)	(1,933)
Actual benefits paid - other payments	(25,878)	(23,493)	-	-
Fair value of plan assets, end of year	$640,605	$633,972	$16,360	$14,288

Funded status of the plans	$(53,111)	$(132,975)	$(22,104)	$(40,428)

Amounts Recognized in the Statements of
Financial Condition
Other assets	$-	$-	$9,158	$-
Other liabilities	(53,111)	(132,975)	(31,262)	(40,428)
Net asset/(liability) at end of year	$(53,111)	$(132,975)	$(22,104)	$(40,428)

(a)       2013 decline in total pension benefits service cost reflects the freeze of the pension plans effective December 31, 2012.

(b)        2013 change in recognition of total pension benefits actuarial (gain)/loss driven by the change in amortization term from the estimated average remaining service period of active employees to the estimated average remaining life expectancy of the remaining participants in conjunction with the freeze of the pension plans on December 31, 2012. 2013 change in other benefits actuarial (gain)/loss driven by a change in the retiree medical plan.

Schedule Of Defined Benefit Plan Balances Reflected In Accumulated Other Comprehensive Income On Pre-Tax Basis

Balances reflected in accumulated other comprehensive income on a pre-tax basis for the years ended December 31, 2013 and 2012 consist of:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2013	2012	2013	2012
Amounts Recognized in Accumulated Other Comprehensive Income
Prior service cost/(credit)	$927	$1,280	$(9,740)	$639
Net actuarial (gain)/loss	241,941	324,513	(8,429)	480
Total	$242,868	$325,793	$(18,169)	$1,119

Schedule Of Changes In Plan Assets And Benefit Obligation Recognied In Other Comprehensive Income On Pre-Tax Basis
The pre-tax amounts recognized in other comprehensive income during 2013 and 2012 were as follows:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2013	2012	2013	2012
Changes in plan assets and benefit obligation recognized in other comprehensive income
Net actuarial (gain)/loss arising during measurement period	$(72,376)	$37,646	$(9,080)	$7,464
Prior service cost/(credit) arising during measurement period	-	-	(10,678)	-
Items amortized during the measurement period:
Net transition (asset)/obligation	-	-	-	(736)
Prior service credit/(cost)	(353)	(398)	299	9
Net actuarial gain/(loss)	(10,202)	(37,230)	171	488
Total recognized in other comprehensive income	$(82,931)	$18	$(19,288)	$7,225

Schedule Of Estimated Amounts In Accumulated Other Comprehensive Income Loss To Be Recognized Over Next Fiscal Year Into Net Periodic Benefit Cost
The estimated net actuarial (gain)/loss, prior service cost/(credit), and transition (asset)/obligation for the plan that will amortize from accumulated other comprehensive income into net periodic benefit cost during the following fiscal year are as follows:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2013	2012	2013	2012
Prior service cost/(credit)	$346	$353	$(1,163)	$34
Net actuarial (gain)/loss	6,539	9,601	(755)	67

Schedule Of Expected Benefit Payment
The following table provides detail on expected benefit payments, which reflect expected future service, as appropriate:

	Pension	Other
(Dollars in thousands)	Benefits	Benefits
2014	$28,300	$1,966
2015	30,719	2,022
2016	33,045	2,076
2017	34,925	2,139
2018	36,749	2,200
2019-2023	210,017	11,994

Schedule of Fair Value of Pension Plan Assets By Asset Category

The fair value of FHN's pension plan assets at December 31, 2013 and December 31, 2012, by asset category classified using the Fair Value measurement hierarchy is shown in the table below. See Note 22 – Fair Value of Assets and Liabilities for more details about Fair Value measurements.

	December 31, 2013
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$9,347	$-	$-	$9,347
Equity securities:
U.S. mid and small capital	63,834	-	-	63,834
Fixed income securities:
U.S. treasuries	-	4,585	-	4,585
Corporate, municipal and foreign bonds	-	199,896	-	199,896
Common and collective funds:
Corporate and foreign bonds	-	205,580	-	205,580
U.S. large capital	-	102,702	-	102,702
International	-	54,661	-	54,661
Total	$73,181	$567,424	$-	$640,605

	December 31, 2012
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$10,198	$-	$-	$10,198
Equity securities:
U.S. mid and small capital	67,263	-	-	67,263
Mutual funds	364	-	-	364
Fixed income securities:
U.S. treasuries	-	7,778	-	7,778
Corporate and foreign bonds	-	180,309	-	180,309
Common and collective funds:
Corporate and foreign bonds	-	194,205	-	194,205
U.S. large capital	-	112,311	-	112,311
International	-	61,544	-	61,544
Total	$77,825	$556,147	$-	$633,972

Schedule of Fair Value Of Retiree Medical Plan Assets By Asset Category
The fair value of FHN's retiree medical plan assets at December 31, 2013 and December 31, 2012 by asset category are as follows:

	December 31, 2013
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$600	$-	$-	$600
Equity securities:
U.S. small capital	1,613	-	-	1,613
Mutual funds:
Equity mutual funds	9,102	-	-	9,102
Fixed income mutual funds	4,511	-	-	4,511
Fixed income securities:
U.S. treasuries	-	119	-	119
Corporate and foreign bonds	-	415	-	415
Total	$15,826	$534	$-	$16,360

	December 31, 2012
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$632	$-	$-	$632
Equity securities:
U.S. small capital	1,428	-	-	1,428
Mutual funds:
Equity mutual funds	7,312	-	-	7,312
Fixed income mutual funds	4,260	-	-	4,260
Fixed income securities:
U.S. treasuries	-	139	-	139
Corporate and foreign bonds	-	517	-	517
Total	$13,632	$656	$-	$14,288

The number of shares of FHN common stock held by the qualified pension plan was 792,607 for 2013 and 2012.